Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Settlement Receivables

The Company had settlement receivables, net from the following parties:

	As of December 31,
	2023	2022
Third party payment processors	$86,515	$75,573
Distribution partners	84,709	72,201
Total	$171,224	$147,774

Schedule of Property, plant and equipment at cost less accumulated depreciation and any impairment loss	Depreciation is recognized over the estimated useful lives of the corresponding assets, using the straight-line method, on the following basis:

Computer and communication equipment	2 - 5 years
Furniture and other equipment	3 - 5 years

Other assets are depreciated over their estimated useful lives, using the straight-line method, on the following basis:

Leasehold improvements	Over the lesser of the lease term or 10 years

Schedule of Finite-Lived Intangible Assets

Intangible assets are amortized using the straight-line method over the expected life of the intangible asset on the following basis:

Brands	3 - 14 years
Computer Software	3 - 10 years
Customer Relationships	2 - 15 years

Schedule of changes in presentation of consolidated statements of cash flows

The following tables present the effects of the changes in presentation within the Statements of Cash Flows:

	For the Year Ended December 31, 2022
	As Previously Reported	Adjustment	As Adjusted
Consolidated Statement of Cash Flows
Cash flows from operating activities
Settlement receivables, net	(11,978)	11,978	-
Funds payable and amounts due to customers	698,855	(698,855)	-
Net cash provided by operating activities	924,078	(686,877)	237,201

Cash flows from financing activities
Settlement funds - merchants and customers, net	-	686,877	686,877
Net cash provided by financing activities	(80,542)	686,877	606,335

	For the Year Ended December 31, 2021
	As Previously Reported	Adjustment	As Adjusted
Consolidated Statement of Cash Flows
Cash flows from operating activities
Settlement receivables, net	58,896	(58,896)	-
Funds payable and amounts due to customers	(95,890)	95,890	-
Net cash provided by operating activities	224,468	36,994	261,462

Cash flows from financing activities
Settlement funds - merchants and customers, net	-	(36,994)	(36,994)
Net cash provided by financing activities	483,281	(36,994)	446,287